Item 1. Report to Shareholders

T. Rowe Price Summit Municipal Money Market Fund
--------------------------------------------------------------------------------
April 30, 2004

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

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T. Rowe Price Summit Municipal Money Market Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)



Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

              6 Months        Year
                 Ended       Ended
               4/30/04    10/31/03   10/31/02   10/31/01   10/31/00   10/31/99

NET ASSET VALUE

Beginning
of period      $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000

Investment
activities

  Net investment
  income (loss)   0.003      0.008      0.013      0.030      0.037      0.029

Distributions

  Net investment
  income         (0.003)    (0.008)    (0.013)    (0.030)    (0.037)    (0.029)

NET ASSET VALUE

End of
period         $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
               ---------------------------------------------------------------

Ratios/Supplemental Data

Total return^      0.32%      0.81%      1.28%      3.01%      3.71%      2.90%

Ratio of total
expenses to
average net
assets            0.45%!      0.45%      0.45%      0.45%      0.45%      0.45%

Ratio of net
investment
income (loss)
to average
net assets        0.63%!      0.78%      1.28%      2.95%      3.66%      2.87%

Net assets,
end of period
(in thousands) $385,965   $378,853   $252,105   $242,684   $213,002   $185,305

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!     Annualized

The accompanying notes are an integral part of these financial statements.

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T. Rowe Price Summit Municipal Money Market Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                          April 30, 2004


Portfolio of Investments ss.                         $ Par                Value
--------------------------------------------------------------------------------
(Amounts in 000s)

ALABAMA  0.1%

Alabama, GO, 4.75%, 10/1/04                            350                  355

Huntsville Health Care Auth.,
6.50%, 6/1/13 (Tender 6/1/04)                          100                  103

Total Alabama (Cost $458)                                                   458

ALASKA  0.3%

Alaska Student Loan Corp.,
4.50%, 7/1/04 (AMBAC Insured) #                      1,000                1,005

Total Alaska (Cost $1,005)                                                1,005

CALIFORNIA  1.3%

California Statewide Community Dev.
Auth., Kaiser Permanente
VRDN (Currently 1.09%)                               5,000                5,000

Total California (Cost  $5,000)                                           5,000

COLORADO  4.1%

Colorado HFA, Sisters of
Charity of Leavenworth
VRDN (Currently 1.09%)                               5,000                5,000

Colorado Housing Fin. Auth.
  Single Family
    VRDN (Currently 1.14%) #                         5,000                5,000

    1.18%, 8/1/04 #                                  5,000                5,000

Colorado Springs Utilities,
5.00%, 11/15/04                                        300                  307

Denver City and County Airport
7.50%, 11/15/23 (Tender 11/15/04) #                    430                  453

Total Colorado (Cost  $15,760)                                           15,760

CONNECTICUT  0.2%

Connecticut, GO
    3.00%, 10/15/04                                    500                  504

    5.00%, 8/1/04                                      300                  303

Connecticut Special Tax Obligation,
4.00%, 11/1/04 (FSA Insured)                           100                  102

Total Connecticut (Cost $909)                                               909


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DISTRICT OF COLUMBIA  4.5%

District of Columbia, GO
    VRDN (Currently 1.15%) (FSA Insured)             5,000                5,000

    5.50%, 6/1/04 (FSA Insured)                        745                  748

Metropolitan Washington Airports Auth.,
TECP, 1.15%, 9/14/04 #                              11,600               11,600

Total District of Columbia (Cost  $17,348)                               17,348

FLORIDA  2.2%

Dade County School Board, 4.80%, 8/1/04
(Escrowed to Maturity) (AMBAC Insured)                 100                  101

Florida Board of Ed., GO
    4.20%, 6/1/04                                      450                  451

    5.00%, 6/1/04                                      100                  100

    5.625%, 6/1/04                                     250                  251

Florida Board of Ed.
    5.20%, 6/1/05 (Prerefunded 6/1/04!)                200                  203

    5.70%, 6/1/14 (Tender 6/1/04)                      215                  218

Greater Orlando Aviation Auth.
VRDN (Currently 1.11%) (FSA Insured) #               1,000                1,000

Highlands County HFA, Adventist
Health System
VRDN (Currently 1.10%)                               5,000                5,000

Miami-Dade County, Int'l Airport
2.00%, 10/1/04 (MBIA Insured) #                        250                  251

Miami-Dade County Water and Sewer
4.70%, 10/1/04 (FGIC Insured)                          550                  558

Orange County, 4.00%, 10/1/04
(AMBAC Insured)                                        250                  253

Total Florida (Cost  $8,386)                                              8,386

GEORGIA  7.7%

Atlanta Airport, BAN, 1.10%, 5/1/04                  7,500                7,500

Atlanta Water and Sewer, 4.00%,
11/1/04 (FGIC Insured)                                 500                  507

Cobb County Solid Waste
Management Auth., GO, 6.05%, 1/1/05 #                1,000                1,033

Forsyth County Dev. Auth., Federal Road
VRDN (Currently 1.17%) #                             7,000                7,000

Fulton-Dekalb Hosp. Auth., GO,
4.00%, 1/1/05                                        1,000                1,018


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Georgia, GO
    4.00%, 8/1/04                                      505                  509

    6.00%, 7/1/04                                      250                  252

Georgia Road & Tollway Auth., GO,
VRDN (Currently 1.11%)                               5,500                5,500

Municipal Electric Auth. of Georgia,
6.00%, 1/1/05 (AMBAC Insured)                          200                  206

Savannah Economic Dev. Auth., Home Depot
VRDN (Currently 1.17%) #                             6,050                6,050

Total Georgia (Cost  $29,575)                                            29,575

HAWAII  1.4%

Hawaii, 6.00%, 1/1/07
(Prerefunded 1/1/05!)                                  325                  335

Hawaii, GO, 5.00%, 10/1/04
(FGIC Insured)                                         100                  102

Hawaii Airport System, VRDN
(Currently 1.19%) (FGIC Insured) #                   5,000                5,000

Total Hawaii (Cost  $5,437)                                               5,437

ILLINOIS  6.0%

Chicago O' Hare Int'l. Airport
    VRDN (Currently 1.16%)
    (MBIA Insured) #                                11,375               11,375

    VRDN (Currently 1.19%)
    (AMBAC Insured) #                                4,375                4,375

Illinois, GO
    3.20%, 8/1/04                                      250                  251

    5.00%, 4/1/05                                      190                  196

    5.125%, 12/1/04 (FGIC Insured)                     175                  179

    5.60%, 6/15/04                                     300                  302

Illinois Student Assistance Commission,
VRDN (Currently 1.14%) #                             4,700                4,700

Lake County PCR, W. W. Grainger, VRDN
(Currently 1.40%) #                                  1,500                1,500

Metropolitan Water Reclamation Dist.,
GO, 5.25%, 12/1/04                                     350                  359

Total Illinois (Cost  $23,237)                                           23,237

IOWA  3.6%

Iowa, TRAN, 2.00%, 6/29/04                          10,000               10,015

Iowa Fin. Auth., Single Family,
VRDN (Currently 1.19%) #                             3,885                3,885

Total Iowa (Cost  $13,900)                                               13,900

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KENTUCKY  0.3%

Kentucky Property and Buildings Commission
5.60%, 9/1/05 (Tender 9/1/04)                          500                  518

Kentucky Turnpike Auth., Economic Dev.
5.30%, 7/1/04 (AMBAC Insured)                          200                  201

Louisville & Jefferson County Airport,
2.00%, 7/1/04 #                                        450                  451

Total Kentucky (Cost  $1,170)                                             1,170

LOUISIANA  2.2%

St. Charles Parish, PCR, Shell Oil
VRDN (Currently 1.13%) #                             8,600                8,600

Total Louisiana (Cost  $8,600)                                            8,600

MAINE  0.3%

Maine, GO, 4.80%, 6/15/04                              100                  100

Maine Housing Auth., Single Family,
1.50%, 11/15/04 #                                    1,000                1,002

Total Maine (Cost  $1,102)                                                1,102

MARYLAND  8.5%

Maryland CDA
  Barrington Apartment Project, VRDN
  (Currently 1.11%) (FNMA Insured) #                 6,000                6,000

  Parklane Apartments,
  VRDN (Currently 1.11%)
  (FNMA Insured) #                                   2,900                2,900

  Single Family, VRDN (Currently 1.11%) #           15,000               15,000

Maryland Economic Dev. Corp., Bindagraphics
VRDN (Currently 1.20%) #                               900                  900

Maryland HHEFA, Johns Hopkins Univ.,
TECP, 0.95%, 8/11/04                                 3,000                3,000

Washington County, LSN/TLS Obligated Group
VRDN (Currently 1.11%)                               4,815                4,815

Total Maryland (Cost  $32,615)                                           32,615

MASSACHUSETTS  0.4%

Massachusetts, 5.00%, 6/1/04
(Escrowed to Maturity)                                 425                  426

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Massachusetts, GO
    5.00%, 6/1/04                                      130                  131

    5.00%, 9/1/04                                      300                  304

    7.00%, 11/1/13 (Tender 11/1/04)
    (FGIC Insured)                                     300                  312

Massachusetts Industrial Fin. Agency,
Worcester Polytechnic
5.75%, 9/1/04 (MBIA Insured)                           150                  152

Massachusetts Water Resources Auth.
6.00%, 8/1/20 (Tender 8/1/04)
(MBIA Insured)                                         190                  195

Total Massachusetts (Cost  $1,520)                                        1,520

MICHIGAN  1.6%

Michigan, GO, TAN, 2.00%, 9/30/04                    4,000                4,017

Michigan Building Auth.
    5.00%, 10/15/04                                  1,000                1,018

    6.50%, 10/1/04 (Escrowed to Maturity)              100                  102

Michigan Higher Ed. Student Loan Auth.
VRDN (Currently 1.12%) (AMBAC Insured) #             1,000                1,000

Total Michigan (Cost $6,137)                                              6,137

MINNESOTA  1.0%

Minnesota Housing Fin. Agency,
Single Family 1.25%, 1/1/24
(Tender 5/18/05) #                                   3,740                3,740

Total Minnesota (Cost $3,740)                                             3,740

MISSISSIPPI  0.2%

Mississippi, GO, 5.375%, 6/1/04                        750                  753

Total Mississippi (Cost $753)                                               753

NEBRASKA  0.8%

Douglas County, Waste Management, VRDN
(Currently 1.15%) #                                  3,000                3,000

Total Nebraska (Cost  $3,000)                                             3,000

NEVADA  3.3%

Clark County IDRB, PCR, Southwest Gas Corp.
VRDN (Currently 1.13%) #                             3,000                3,000


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Nevada Housing Division, Multi-Family
VRDN (Currently 1.11%) (FNMA Insured) #              9,900                9,900

Total Nevada (Cost  $12,900)                                             12,900

NEW HAMPSHIRE  2.4%

New Hampshire, GO
    5.00%, 12/1/04                                     200                  204

  TECP, 0.99%, 7/8/04                                9,200                9,200

Total New Hampshire (Cost  $9,404)                                        9,404

NEW JERSEY  0.3%

New Jersey, GO, 5.625%, 2/15/05                        325                  336

New Jersey Transportation Trust
Fund Auth. 5.00%, 6/15/04 (MBIA Insured)             1,000                1,005

Total New Jersey (Cost  $1,341)                                           1,341

NEW MEXICO  0.6%

Albuquerque Municipal School Dist.
Number 012, GO 5.00%, 8/1/04                           250                  252

New Mexico, GO, 5.00%, 9/1/04                        2,000                2,027

Total New Mexico (Cost  $2,279)                                           2,279

NORTH CAROLINA  5.2%

Charlotte Airport
VRDN (Currently 1.19%) (MBIA Insured) #              3,000                3,000

Mecklenburg County, Public Improvement,
GO, 4.75%, 4/1/05                                      125                  129

North Carolina, GO
    5.20%, 6/1/04                                      170                  170

    5.75%, 6/1/04                                      240                  241

North Carolina Housing Fin.
Agency, Single Family
VRDN (Currently 1.13%) #                             5,900                5,900

North Carolina Housing Fin.
Agency, Single Family
VRDN (Currently 1.13%) (FSA Insured) #               5,000                5,000

North Carolina Medical Care Commission,
VRDN (Currently 1.12%)                               4,000                4,000

Wake County, Public Improvement, GO
2.50%, 4/1/20 (Tender 4/1/05)                        1,500                1,516

Total North Carolina (Cost  $19,956)                                     19,956

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OHIO  2.3%

Cleveland Regional Sewer Dist.,
6.75%, 4/1/07 (Tender 5/15/04)                         135                  136

Columbus, GO, 12.00%, 5/15/04                           25                   25

Cuyahoga County, GO, 5.00%, 12/1/04                    300                  307

Cuyahoga County Hosp., Cleveland
Clinical Obligation Group
TECP, 0.98%, 5/20/04                                 3,000                3,000

Ohio, 5.00%, 12/1/04                                   200                  205

Ohio, GO
    4.75%, 5/1/04                                      350                  350

    4.80%, 5/15/04                                     225                  225

    5.75%, 8/1/04                                      100                  101

Ohio Building Auth.
    4.00%, 4/1/05                                      140                  143

    5.00%, 10/1/04 (FSA Insured)                       550                  559

    5.60%, 10/1/04 (MBIA Insured)                      325                  331

Ohio Water Dev. Auth., 5.50%, 6/1/04                 3,505                3,518

Total Ohio (Cost  $8,900)                                                 8,900

OREGON  4.6%

Oregon Housing & Community Services Dept.
  Single Family
    VRDN (Currently 1.11%) #                         5,000                5,000

    VRDN (Currently 1.12%) #                         6,000                6,000

    1.10%, 8/1/04 #                                  1,500                1,500

    1.21%, 7/1/29 (Tender 5/5/05) #                  2,000                2,000

    1.25%, 7/1/24 (Tender 1/6/05) #                  3,000                3,000

Portland Sewer Systems, 5.65%,
6/1/05 (Tender 6/1/04)                                 200                  203

Total Oregon (Cost  $17,703)                                             17,703

PENNSYLVANIA  0.4%

Pennsylvania, GO, 5.30%, 5/1/04                        380                  380

Philadelphia Hosp. & Higher Educ.
Fac., Jefferson Health System
1.08%, 5/15/23 (Tender 3/30/05)                      1,000                1,000

Total Pennsylvania (Cost  $1,380)                                         1,380

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SOUTH CAROLINA  0.9%

Charleston County School Dist., GO,
BAN, 2.00%, 11/4/04                                  3,000                3,016

South Carolina, GO
    5.00%, 6/1/04                                      120                  120

    5.25%, 4/1/05                                      450                  466

Total South Carolina (Cost  $3,602)                                       3,602

TENNESSEE  0.6%

Memphis, GO
    3.00%, 8/1/04                                      810                  814

    6.00%, 9/1/04                                      370                  376

Metropolitan Nashville & Davidson
County, GO, 5.00%, 5/15/04                           1,000                1,002

Tennessee, GO, 5.50%, 5/1/04                           165                  165

Total Tennessee (Cost  $2,357)                                            2,357

TEXAS  18.0%

Brazos River Auth., PCR, TXU Energy,
VRDN (Currently 1.16%) #                             8,130                8,130

Dallas, GO, 4.00%, 2/15/05                             250                  255

Dallas Water and Sewer, 3.50%, 10/1/04                 400                  404

Dallas-Fort Worth Int'l. Airport Fac.
Improvement, Bombardier
VRDN (Currently 1.20%) #                             3,040                3,040

Dallas/Fort Worth Airport
    VRDN (Currently 1.16%)
    (FGIC Insured) #                                 4,995                4,995

    VRDN (Currently 1.16%)
    (MBIA Insured) #                                 8,875                8,875

Gulf Coast Waste Disposal Auth.,
Waste Management
VRDN (Currently 1.15%) #                             2,750                2,750

Harris County, GO
    4.50%, 10/1/04                                     370                  375

    5.40%, 8/15/04 (MBIA Insured) #                  1,500                1,518

    7.50%, 10/1/04                                     250                  257

Houston Airport System, VRDN
(Currently 1.19%) (FSA Insured) #                    3,910                3,910

Panhandle-Plains Higher Ed. Auth.
VRDN (Currently 1.12%) (MBIA Insured) #              3,500                3,500

Texas, GO
    2.00%, 8/31/04                                  16,500               16,547

    3.55%, 8/1/04                                      200                  201

    5.00%, 8/1/04 #                                  2,000                2,019

    5.90%, 10/1/11 (Tender 4/1/05)                     200                  209

Texas A&M Univ., 1.70%, 5/15/04                      3,040                3,041

Texas Dept. of Housing & Community
Affairs, Single Family
VRDN (Currently 1.12%) #                             7,000                7,000

Texas PFA
    5.00%, 8/1/04 (AMBAC Insured)                      300                  303

    5.75%, 2/1/15 (Tender 2/1/05)
    (AMBAC Insured)                                    565                  585

Univ. of Texas System
    5.00%, 7/1/04                                      500                  503

  TECP, 1.00%, 6/9/04                                1,000                1,000

Total Texas (Cost  $69,417)                                              69,417

UTAH  1.4%

Salt Lake County Solid Waste, Rio Tinto
VRDN (Currently 1.15%) #                             4,400                4,400

Utah, GO, 4.50%, 7/1/04                                200                  201

Utah Housing Fin. Agency, Single Family
VRDN (Currently 1.14%) #                               690                  690

Total Utah (Cost  $5,291)                                                 5,291

VERMONT  0.8%

Vermont Ed. & Health Buildings Fin.
Agency, Middlebury College
1.35%, 5/1/28 (Tender 5/1/05)                        3,000                3,000

Total Vermont (Cost  $3,000)                                              3,000

VIRGINIA  5.2%

Alexandria, GO, 5.25%, 6/15/04                         150                  151

Capital Region Airport Commission
VRDN (Currently 1.20%) (AMBAC Insured) #            10,260               10,260

Charles County Economic Dev.
Auth., Waste Management
VRDN (Currently 1.15%) #                             2,500                2,500

Loudoun County, GO
    3.00%, 11/1/04                                     100                  101

    4.40%, 8/1/04                                       90                   91

Newport News, GO, 2.00%, 11/1/04                       200                  201

Norfolk IDA, Sentara Health System,
4.60%, 11/1/04                                         800                  814

Virginia College Building Auth.
Century College, 5.875%, 2/1/05                        115                  119

Virginia HDA
  Multi-Family, 4.80%, 11/1/04                         100                  102

  Single Family
    1.35%, 1/1/05 #                                    250                  250

    4.90%, 1/1/05 #                                    180                  184

Virginia Port Auth., 2.00%, 7/1/04
(MBIA Insured) #                                       105                  105

Virginia Public Building Auth.
    2.50%, 8/1/04                                      500                  502

    5.00%, 8/1/04                                      265                  267

    5.75%, 8/1/04                                      455                  460

    6.25%, 8/1/12 (Prerefunded 8/1/04!)              2,000                2,044

Virginia Transportation Board
    3.00%, 5/15/04                                     850                  851

    5.50%, 10/1/04                                   1,195                1,217

Total Virginia (Cost  $20,219)                                           20,219

WASHINGTON  4.6%

King County, GO
    2.00%, 6/1/04                                    3,960                3,963

    4.00%, 12/1/04                                     100                  102

    5.25%, 1/1/05                                      200                  205

King County Sewer, 5.00%, 1/1/05
(FSA Insured)                                          250                  256

Port of Seattle, GO, 5.35%,
5/1/04 #                                             1,500                1,500

Port of Seattle, TECP, 1.02%,
5/11/04 #                                            2,000                2,000

Seattle, GO, 1.20%, 1/15/26
(Tender 9/1/04)                                      8,000                8,000

Washington, GO
    4.75%, 1/1/05                                      100                  102

    5.25%, 9/1/04 (FSA Insured)                        300                  304

    6.00%, 7/1/04                                      300                  302

    6.50%, 7/1/04                                      100                  101

    6.50%, 9/1/04                                      200                  204

Washington Public Power Supply
    5.00%, 7/1/04 (FSA Insured)                        500                  503

    5.50%, 7/1/04                                      250                  252

Total Washington (Cost  $17,794)                                         17,794

WEST VIRGINIA  0.2%

West Virginia Housing Dev. Fund,
Single Family, 2.30%, 5/1/04                           940                  940

Total West Virginia (Cost  $940)                                            940

WISCONSIN  3.6%

Franklin Solid Waste Disposal,
Waste Management
VRDN (Currently 1.15%) #                             5,100                5,100

Wisconsin Housing & Economic Dev. Auth.
Single Family, VRDN (Currently 1.11%) #              8,470                8,470

Wisconsin Water, 5.30%, 6/1/11
(Prerefunded 6/1/04!)                                  500                  502

Total Wisconsin (Cost  $14,072)                                          14,072

Total Investments in Securities

101.1% of Net Assets (Cost $390,207)                       $            390,207
                                                           --------------------

ss.   Denominated in U.S. dollar unless otherwise noted

#     Interest subject to alternative minimum tax

!     Used in determining portfolio maturity

AMBAC AMBAC Assurance Corp.

BAN   Bond Anticipation Note

CDA   Community Development Administration

FGIC  Financial Guaranty Insurance Company

FNMA  Federal National Mortgage Association

FSA   Financial Security Assurance Inc.

GO    General Obligation

HDA   Housing Development Authority

HFA   Health Facility Authority

HHEFA Health & Higher Educational Facility Authority

IDA   Industrial Development Authority/Agency

IDRB  Industrial Development Revenue Bond

MBIA  MBIA Insurance Corp.

PCR   Pollution Control Revenue

PFA   Public Finance Authority

TAN   Tax Anticipation Note

TECP  Tax-Exempt Commercial Paper

TRAN  Tax Revenue Anticipation Note

VRDN  Variable-Rate Demand Note

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Summit Municipal Money Market Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                          April 30, 2004


Statement of Assets and Liabilities
--------------------------------------------------------------------------------
(Amounts in $ 000s except shares and per share amounts)


Assets

Total investments in securities,
at value (cost $390,207)                                   $            390,207

Other assets                                                              4,255

Total assets                                                            394,462

Liabilities

Total liabilities                                                         8,497

NET ASSETS                                                 $            385,965
                                                           --------------------

Net Assets Consist of:

Undistributed net investment income (loss)                 $                  1

Undistributed net realized gain (loss)                                       16

Paid-in-capital applicable to 385,944,049 shares of
$0.0001 par value capital stock outstanding;
4,000,000,000 shares of the Corporation authorized                      385,948

NET ASSETS                                                 $            385,965
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $               1.00
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Summit Municipal Money Market Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)


Statement of Operations
--------------------------------------------------------------------------------
($ 000s)

                                                                       6 Months
                                                                          Ended
                                                                        4/30/04
Investment Income (Loss)

Interest income                                            $              2,065

Investment management and administrative expense                            858

Net investment income (loss)                                              1,207

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on securities                                       20

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $              1,227
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Summit Municipal Money Market Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   4/30/04             10/31/03

Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)             $         1,207      $         2,303

  Net realized gain (loss)                              20                  (10)

  Change in net unrealized
  gain (loss)                                            -                    9

  Increase (decrease) in net
  assets from operations                             1,227                2,302

Distributions to shareholders
  Net investment income                             (1,207)              (2,300)

Capital share transactions *
  Shares sold                                      128,516              346,439

  Distributions reinvested                           1,164                2,225

  Shares redeemed                                 (122,588)            (221,918)

  Increase (decrease) in net
  assets from capital
  share transactions                                 7,092              126,746

Net Assets

Increase (decrease) during period                    7,112              126,748

Beginning of period                                378,853              252,105

End of period                              $       385,965      $       378,853
                                           ------------------------------------

(Including undistributed net investment income of $1 at 4/30/04 and $1 at 10/31/03)

*Share information
  Shares sold                                      128,516              346,439

  Distributions reinvested                           1,164                2,225

  Shares redeemed                                 (122,588)            (221,918)

  Increase (decrease) in
  shares outstanding                                 7,092              126,746

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Summit Municipal Money Market Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                          April 30, 2004

Notes to Financial Statements


Note 1 - Significant Accounting Policies

      T.Rowe Price Summit Municipal Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit Municipal Money Market Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on October 29, 1993. The fund seeks preservation of capital and liquidity and, consistent with these, the highest possible current income exempt from federal income taxes.

      The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

      Valuation
      Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

      Investment Transactions, Investment Income, and Distributions
      Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared on a daily basis and paid monthly.

      Other
      In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.


Note 2 - Federal Income Taxes

      No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of April 30, 2004.

      The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of October 31, 2003, the fund had $4,000 of unused capital loss carryforwards, of which $4,000 expire in fiscal 2010.

      At April 30, 2004, the cost of investments for federal income tax purposes was $390,207,000.


Note 3 - Related Party Transactions

      The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.45% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At April 30, 2004, $161,000 was payable under the agreement.

T. Rowe Price Summit Municipal Money Market Fund
--------------------------------------------------------------------------------
Certified Semiannual Report

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Summit Municipal Money Market Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.


Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Municipal Funds, Inc.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     June 15, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     June 15, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     June 15, 2004